Derivative Instruments Carrying Amount and Cumulative Basis Adjustment for Fair Value Hedges - Terminated Interest Rate Swaps (Details) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018
Interest rate | Derivatives designated as hedges | Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Deferred (Gain) Loss on Discontinuation of Fair Value Hedge	$ 40	$ 41